Current Liabilities - Convertible Note (Tables)	12 Months Ended
Jun. 30, 2026
Current Liabilites Convertible Note [Abstract]
Summary of convertible note explanatory

	Consolidated
	June 30, 2026 A$	June 30, 2025 A$
Current liabilities	—	1,104,878
Non-current liabilities	—	—
Total convertible note liabilities	—	1,104,878

Summary of convertible note at fair value

	Consolidated
	June 30, 2026 A$	June 30, 2025 A$
Convertible note at fair value at beginning of reporting period	1,104,878	960,763
Net change in fair value	11,318	144,115
Transfer to contributed equity on conversion of Convertible Notes	(532,990)	—
Transfer to accumulated losses on conversion of Convertible Notes	(583,206)	—
Convertible note at fair value at end of reporting period	—	1,104,878

Summary of assumptions which were based on market conditions that existed at grant date

Assumption	Convertible notes	Rationale
Historic volatility	85.0%	Based on the Company’s historical volatility data
Share price	$0.051	Closing market share price on July 31, 2015
Risk free interest rate	2.734%	Based on Australian Government securities yields which match the term of the convertible note
Risk adjusted interest rate	15.0%	An estimate of the expected interest rate of a similar non-convertible note issued by the company
Dividend yield	0.0%	Based on the Company’s nil dividend history

Summary of fair value of convertible notes

	Convertible Note – Liability A$	Conversion feature – Equity A$
Fair value at issuance	4,419,531	41,431,774
Fair value movements	6,286,075	—
Conversion to ordinary shares	(10,705,606)	(41,431,774)

Balance at June 30, 2026	—	—